Schedule: Valuation and Qualifying Accounts	12 Months Ended
May. 02, 2015
Schedule: Valuation and Qualifying Accounts
2.	Schedule:

Valuation and Qualifying Accounts.

For the 52 week period ended May 2, 2015, 53 week period ended May 3, 2014 and the 52 week period ended April 27, 2013 (in thousands):

	Balance at beginning of period	Charge (recovery) to costs and expenses	Write-offs	Balance at end of period
Allowance for Doubtful Accounts
May 2, 2015	$8,841	$1,402	$(4,165)	$6,078
May 3, 2014	$6,088	$3,337	$(584)	$8,841
April 27, 2013	$5,941	$516	$(369)	$6,088

	Balance at beginning of period	Addition Charged to Costs	Deductions	Balance at end of period
Sales Returns Reserves
May 2, 2015	$6,533	$24,484	$(26,394)	$4,623
May 3, 2014	$8,811	$38,001	$(40,279)	$6,533
April 27, 2013	$19,788	$26,495	$(37,472)	$8,811